Property, Plant and Equipment (Details Textual) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	$ 1,828	$ 2,083
Depreciation expense	1,563	1,964
Mining property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, property, plant and equipment	265		$ 119
Cost of Sales [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	142	246
General Expenses And Site Maintenance [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 1,421	$ 1,718